American Beacon Treasury Inflation Protected Securities Fund

Supplement dated March 8, 2012
to the
Statement of Additional Information dated March 1, 2011

The information below supplements the Statement of Additional Information dated March 1, 2011.

In the “Principal Officers of the Trust” section, the reference to William F. Quinn is deleted.

In the “Portfolio Managers” section, the reference to William F. Quinn is deleted and the following is added:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
American Beacon Advisors, Inc.
Gene L. Needles*	8 ($912 mil)	N/A	N/A	N/A	N/A	N/A
*Information provided as of October 31, 2011.

In the Portfolio Managers section-Ownership of Funds sub-section, the reference to William F. Quinn is deleted and the following is added:

Name of Investment Advisor and Portfolio Manager	Treasury Inflation Protected Securities Fund
American Beacon Advisors, Inc.
Gene L. Needles	None

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE